The Group's business and general information	12 Months Ended
Jun. 30, 2020
The Group's Business and General Information [Abstract]
The Group's business and general information
1.	The Group’s business and general information

Cresud was founded in 1936 as a subsidiary of Credit Foncier, a Belgian company primarily engaged in providing rural and urban loans in Argentina and administering real estate holdings foreclosed by Credit Foncier. Credit Foncier was liquidated in 1959, and as part of such liquidation, the shares of Cresud were distributed to Credit Foncier’s shareholders. From the 1960s through the end of the 1970s, the business of Cresud shifted exclusively to agricultural activities.

In 2002, Cresud acquired a 19.85% interest in IRSA, a real estate company related to certain shareholders of Cresud. In 2009, Cresud increased its ownership percentage in IRSA to 55.64% and IRSA became Cresud’s direct principal subsidiary.

Cresud and its subsidiaries are collectively referred to hereinafter as the Group.

Main shareholders of the Company are jointly Inversiones Financieras del Sur S.A. and Agroinvestment S.A. Both entities are companies incorporated in Uruguay and belong to the same controlling group and ultimate beneficiary.

The Board of Directors has approved these Financial Statements for issuance on November 16, 2020.

As of June 30, 2020, the Group operates in two major lines of business: (i) agricultural business and (ii) urban properties and investments business, which is divided into two operations centers: (a) Operations Center in Argentina and (b) Operations Center in Israel. They are developed through several operating companies and the main ones are listed below (Note 7):

(i)	See Note 4 for more information about the change within the Operations Center in Israel.

Agricultural Business

Within the agricultural business, the Group, through Cresud, engaged in the operation of crop production, cattle feeding, raising, fattening and slaughtering, milk production, sugarcane production, brokerage activities and sale of supplies. The Group currently has agricultural operations and investments in Argentina, Brazil, Uruguay, Paraguay and Bolivia.

Cresud’s shares are listed on the BYMA (BYMA: CRES) and the NASDAQ (NASDAQ: CRESY). The shares of our subsidiary Brasilagro are listed and traded on both the Novo Mercado del BOVESPA (SAO: AGRO3) and the NYSE (NYSE: LND).

Urban Properties and Investments Business

Operations Center in Argentina

The activities of the Operations Center in Argentina are mainly developed through IRSA and its principal subsidiary, IRSA CP. Through IRSA and IRSA CP, the Group owns, manages and develops 14 shopping malls across Argentina, a portfolio of offices and other rental properties in the Autonomous City of Buenos Aires, and it entered the United States of America (“USA”) real estate market in 2009, mainly through the acquisition of non-controlling interests in office buildings and hotels. Through IRSA or IRSA CP, the Group also develops residential properties for sale. The Group, through IRSA, is also involved in the operation of branded hotels. The Group uses the term “real estate” indistinctively in these Consolidated Financial Statements to denote investment, development and/or trading properties activities. IRSA CP’s shares are listed and traded on both the BYMA (BYMA: IRCP) and the NASDAQ (NASDAQ: IRCP). IRSA’s shares are listed on the BYMA (BYMA: IRSA) and the NYSE (NYSE: IRSA).

The activities of the Group’s “Others” segment is carried out mainly through BHSA, where IRSA holds, directly or indirectly, a 29.91% interest. BHSA is a commercial bank offering a wide variety of banking activities and related financial services to individuals, small and medium-sized companies and large corporations, including the provision of mortgaged loans. BHSA’s shares are listed on the BYMA (BYMA: BHIP).

Operations Center in Israel

The activities of the Operations Center in Israel are mainly developed through the subsidiaries, IDBD and DIC, whose activities correspond to one of the Israeli largest and most diversified conglomerates, which are involved, through its subsidiaries and other investments, in several markets and industries, including real estate, supermarkets, insurance, telecommunications, and others; controlling or holding an equity interest in companies such as Clal (Insurance), Cellcom (Telecommunications), Shufersal (Supermarkets), PBC (Real Estate), among others. IDBD is listed in the TASE as a “Debentures Company” in accordance with Israeli law, since some series of bonds are traded in that Exchange. DIC shares are listed in the TASE.

IDBD and DIC have certain restrictions and financial agreements in relation to their financial debt, including their debentures and loans with banks and financial institutions. Regarding IDBD’s financial position, its cash flow and its ability to meet its financial debt commitments, the following should be considered:

As of June 30, 2020, IDBD had a deficit in shareholders’ equity, ongoing negative cash flows from continuing operating activities and a low credit rating, which circumstance may cast significant doubt about IDBD´s ability to continue operating as a going concern. IDBD´s cash flow required to meet its liabilities, including short-term liabilities is based on the realization of assets wich the realization date is not under IDBD´s control. These assets include the current price of Clal’s shares and the impact thereof on swap transaction deposits and the fact that IDBD shall receive, among others, the proceeds from the sale of private investments which are directly owned by IDBD.

As of June 30, 2020, the aggregate principal amount of the (i) IDBD Series 9 Bonds was NIS 901 million (“Series 9”), (ii) IDBD Series 14 Bonds was NIS 889 million collateralized by DIC shares owned directly or indirectly by IDBD representing 70% of the share capital of DIC (“Series 14”), (iii) IDBD Series 15 Bonds was NIS 238 million collateralized by shares of Clal representing 5% of the share capital of Clal (“Series 15”).

In July 2019 and in June 2020, each of debenture holders (Series 9 and Series 14) and debenture holders (Series 15), respectively, decided to appoint a representative and legal and economic advisor, inter alia, in order to maintain contact with IDBD and / or third parties and to examine proposals that will be presented to the bondholders in connection with the repayment of IDBD’s obligations towards the bondholders and to evaluate IDBD’s financial position and the remedies which may be available to the debenture holders.

In June 2020, general meetings of the holders of IDBD’s debentures were convened (all of the series, each series separately), where a resolution on the agenda was not to convene a general meeting on the agenda of which would be the making of the debentures repayable immediately. The meetings of the debenture holders (Series 9 and Series 15), each decided to pass the said resolution; The meeting of the debenture holders (Series 14), decided not to pass the said resolution, and a later stage to instruct the trustee for debenture holders (Series 14) to postpone the date of the said meeting to September 17, 2020;

In July 2020, Dolphin Netherlands and the controlling interest therein, Mr. Eduardo Elsztain committed vis-à-vis the generality of the debenture holders in IDBD, that subject to defined terms and conditions, during a certain period of time, some transactions will not be executed and/or initiated and/or promoted, and that subject to the provisions of the law, the power of control in corporations that are controlled by the controlling interest in IDBD will not be operated in order to promote any of those actions, unless notification has been delivered in writing to the trustees for debenture holders (Series 9, 14 and 15), at least 14 business days in advance.

On August 31, 2019, IDBD ’s Audit Committee and the Board of Directors approved the acceptance of an irrevocable commitment by Dolphin Netherlands B.V. (“Dolphin Netherland”), the controlling interest in IDBD, to make capital injections into IDBD in an overall amount of NIS 210 million, in three equal annual payments on September 2 in each of the years 2019 to 2021, which would be made in consideration for shares in IDBD or as a subordinated loan on similar terms to the subordinated loans that had been provided by the controlling interest.

In August 2020, IDBD received a letter from Dolphin Netherlands stating, inter alia, that given the fact that some of IDBD’s bondholders are expected to include in their agenda for the bondholder’s meetings, a proposal to make the outstanding balances of their bonds immediately due and payable, in preparation for the additional inflow of NIS 70 million scheduled for September 2, 2020, Dolphin Netherlands would examine its undertaking towards IDBD, taking into account the questions that arise from IDBD’s bondholders conducts and intentions. To the said Dolphin Netherlands’ letter was attached a letter from IRSA to Dolphin Netherlands, according to which, among other things, IRSA will consider the validity of its undertaking to Dolphin Netherlands to transfer to it (in accordance with Dolphin Netherlands request) the amounts required for Dolphin Netherlands to meet its commitment to carry out the capital injections into IDBD on September 2, 2020, as aforementioned.

IDBD responded to Dolphin Netherlands’ and IRSA’s letters, noting that, among other things, Dolphin Netherlands’ commitment (dated August 29, 2019) towards IDBD is binding and irrevocable, and that there is no basis for not making the capital injections into IDBD, due to other events related to IDBD’s bondholders, which do not fall within the scope of the events listed in the wording of the commitment as expropriating the validity of Dolphin Netherlands’ commitment. In addition, it was also mentioned in IDBD’s response letter, that failure to make the payments into IDBD is not acceptable and will leave IDBD with no other choice than to use all its power and rights according to the law to enforce Dolphin Netherlands’ commitment as well as IRSA’s undertaking.

Following the above mentioned, on September 13, 2020, IDBD submitted a statement of claim against Dolphin Netherlands and against IRSA, in which it has sought to require them to pay it an amount of NIS 70 million (with the addition of linkage differentials and interest in accordance with the law). In tandem with the submission of the lawsuit, as aforesaid, IDBD submitted an urgent petition for placing temporary attachments (in the presence of one party) on Dolphin Netherlands and IRSA (which was not accepted by the Court in the presence of one party and which has been passed on for the respondents to respond to the petition).

On June 2, 2020, IDBD received a draft proposal from Dolphin IL for IDBD and for the trustees for IDBD’s debentures (Series 9, 14 and 15) for the strengthening of IDBD ’s capital structure, by way of an arrangement between Dolphin, IDBD and the debenture holders, based on an economic contribution to IDBD on Dolphin IL’s part, together with a full or partial (as the case may be) redemption of the generality of IDBD’s debentures;On June 21, 2020, IDBD received an updated proposal in relation to the abovementioned proposal and on June 28, 2020, Dolphin IL approached each of the trustees for the debentures with a request to put said proposal, with slight amendments, on the agenda of meetings of the debenture holders.

On July 6, 2020, the Meeting of debenture holders (Series 9) decided to order the trustee for debenture holders (Series 9) not to accept Dolphin IL’s offer; On July 7, 2020, the Meeting of the debenture holders (Series 14) decided to negotiate for a fixed period of one month in connection with Dolphin IL’s proposal, and on July 8, 2020, the Meeting of debenture holders (Series 15) made a similar decision.

On September 2, 2020 IDBD received an updated offer from Dolphin IL which was addressed to it and to IDBD’s debenture holders (Series 9, 14 and 15);On September 9, 2020, Dolphin IL updated the commercial terms of its proposal for debenture holders (Series 9), and on September 16, 2020, IDBD received binding offers to debenture holders (Series 14) and debenture holders (Series 15), for the purchase of DIC shares pledged in favor of debenture holders (Series 14) of IDBD, as part of an agreed realization process.

As no agreement has been reached, on September 17, 2020, the Series 9 trustee submitted to the District Court in Tel-Aviv-Jaffa (the “Court”) a petition to grant an order for the opening of proceedings for IDBD pursuant to the Insolvency and Economic Rehabilitation Law, 5778 – 2018 and to instruct the appointment of a trustee for IDBD pursuant to Section 43 and to grant the trustee any and all authority over the decision making of IDBD.

On September 21, 2020, the Series 14 bond holders approved the immediate fully payment of the remaining balances of such serie.

On September 22, 2020, IDBD and Dolphin Netherlands B.V. submitted an initial response to the Petition, arguing that it is in the best interest of IDBD and its creditors to exhaust the negotiations among the controlling shareholder and its creditors during a short period with the aim to maximize the value of its assets, avoid costs and additional negative effects.

In addition, responses by the Series 14 trustee and the Series 15 trustee were filed requesting the enforcement of liens and the appointment of a receiver as well as an urgent hearing, which was scheduled for September 24, 2020.

On September 25, 2020, the Court resolved that IDBD is insolvent and therefore it resolved to grant all three orders requested and accordingly, issued an order for the initiation of proceedings and liquidation of IDBD, and has appointed a liquidator to IDBD and interim receivers over the Pledged DIC and Clal Shares.

 Under IFRS 10 “Consolidated Financial Statements” (“IFRS 10”), an investor controls an investee if and only if the investor has all the following: a) power over the investee; b) exposure, or rights, to variable returns from its involvement with the investee; and c) the ability to use its power over the investee to affect the amount of the investor’s returns. Based on the facts and circumstances outlined above, our management believe that, as from September 25, 2020, IRSA lost control over IDBD and DIC (as this term is defined by IFRS 10). Accordingly, our investment in IDBD and DIC will be deconsolidated in our financial statements as of and for the three-month period ended September 30, 2020.

The assets and liabilities from the Israel Business Center have been consolidated line by line in these financial statements, totaling a net value attributable to the controlling shareholders of Ps. 2,006  as of june 30, 2020. In addition negative currency translation adjustment reserve amounting to Ps. 1.537 will be expensed upon deconsolidation.

The assets and liabilities consolidated in this financial statement are as follow:

Current assets: Ps. 188.619

Non-current assets: Ps. 255.865

Current liabilities: Ps. 101.927

Non-current liabilities: Ps. 299.150

Total equity: Ps. 43.407

Equity Attributable to equity holders of the parent: Ps. 2.006

The commitments and other restrictions resulting from the indebtedness of IDBD and DIC have no effect on IRSA since said indebtedness has no recourse against IRSA, nor has IRSA guaranteed it with its assets.